Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002

Dear Shareholder:

During the six months ended September 30, 2002, the U.S. economy continued to recover from recession and the aftermath of September 11. However, worldwide political events and the impact of corporate accounting scandals on equities brought the sustainability of the recovery into question. Real gross domestic product (GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. The resilience of the American consumer and slower inventory depletion were significant factors in this rebound. GDP growth slowed in the second quarter to a 1.3 percent annual rate. Growth for the calendar year 2002 has been forecast in the 2.5 to 3 percent range.

The Federal Reserve Board aggressively cut the federal funds rate by 475 basis points to its current level of 1.75 percent last year. As the economy gained momentum in the first few months of 2002, there was a general consensus that the Fed would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns and yields rose in March. By late spring, however, the consensus shifted to favoring bonds as labor market and capital spending indicators remained soft and new disclosures on corporate ethics spurred a flight to quality. Most importantly, statements by Federal Reserve officials began to indicate that there was going to be no rush to tighten monetary policy. The market's expectations of rate hikes were scaled back and bond prices rallied. On November 6, 2002, subsequent to the end of the reporting period the Federal Reserve lowered the Fed funds rate an additional 50 basis points to 1.25 percent.

Municipal Market Conditions

The economic environment and turmoil in the equity markets helped push municipal yields down to levels last seen in the 1960s. The yield on the 30-year insured municipal bond index, which stood at 5.36 percent at the end of 2001, reached a high of 5.45 percent in March but fell to 4.74 percent by September. Over the same period, the yield spread between BBB-rated general obligation bonds and AAA-rated bonds provided an average of 80 basis points of additional yield. At the end of September, more than 80 percent of Morgan Stanley Municipal Income Opportunities Trust III's holdings were below investment grade or nonrated.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. A rising yield ratio indicates weaker relative performance by municipals. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March. As municipals lagged the rally in Treasuries, the ratio jumped to 102 percent in September making municipals relatively cheap to

Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

Treasuries. During the period, however, below investment-grade and nonrated municipal bonds underperformed high-grade municipals.

Similar to homeowners refinancing their mortgages, state and local governments took advantage of lower interest rates to refinance outstanding debt during the first nine months of 2002. Refinancing activity contributed to a surge in municipal bond underwriting, and long-term volume increased 20 percent to a record $251 billion. Refunding issues represented almost one-quarter of the total. New York issuers, led by the major refinancing of the Metropolitan Transportation Authority's outstanding debt, accounted for 15 percent of national volume. California, Texas and Florida, the next largest states in terms of issuance, represented an additional 25 percent of the total.

[30-YEAR BOND PERFORMANCE GRAPH]

                         30-YEAR BOND YIELDS 1997-2002

               Insured                  U.S.                Insured Municipal
              Municipal               Treasury            Yields/U.S. Treasury
               Yields                  Yields                Yields (Ratio)

                5.60%                   6.63%                    84.46%
1997            5.70                    6.79                     83.95
                5.65                    6.80                     83.09
                5.90                    7.10                     83.10
                5.75                    6.94                     82.85
                5.65                    6.91                     81.77
                5.60                    6.78                     82.60
                5.25                    6.29                     83.47
                5.48                    6.61                     82.90
                5.40                    6.40                     84.38
                5.35                    6.15                     86.99
                5.30                    6.05                     87.60
                5.15                    5.92                     86.99
1998            5.15                    5.80                     88.79
                5.20                    5.92                     87.84
                5.25                    5.93                     88.53
                5.35                    5.95                     89.92
                5.20                    5.80                     89.66
                5.20                    5.65                     92.04
                5.18                    5.71                     90.72
                5.03                    5.27                     95.45
                4.95                    5.00                     99.00
                5.05                    5.16                     97.87
                5.00                    5.06                     98.81
                5.05                    5.10                     99.02
1999            5.00                    5.09                     98.23
                5.10                    5.58                     91.40
                5.15                    5.63                     91.47
                5.20                    5.66                     91.87
                5.30                    5.83                     90.91
                5.47                    5.96                     91.78
                5.55                    6.10                     90.98
                5.75                    6.06                     94.88
                5.85                    6.05                     96.69
                6.03                    6.16                     97.89
                6.00                    6.29                     95.39
                5.97                    6.48                     92.13
2000            6.18                    6.49                     95.22
                6.04                    6.14                     98.37
                5.82                    5.83                     99.83
                5.91                    5.96                     99.16
                5.91                    6.01                     98.34
                5.84                    5.90                     98.98
                5.73                    5.78                     99.13
                5.62                    5.67                     99.12
                5.74                    5.89                     97.45
                5.65                    5.79                     97.58
                5.55                    5.61                     98.93
                5.27                    5.46                     96.52
2001            5.30                    5.50                     96.36
                5.27                    5.31                     99.25
                5.26                    5.44                     96.69
                5.45                    5.79                     94.13
                5.40                    5.75                     93.91
                5.35                    5.76                     92.88
                5.16                    5.52                     93.48
                5.07                    5.37                     94.41
                5.20                    5.42                     95.94
                5.04                    4.87                    103.49
                5.17                    5.29                     97.73
                5.36                    5.47                     97.99
2002            5.22                    5.43                     96.13
                5.14                    5.42                     94.83
                5.43                    5.80                     93.62
                5.30                    5.59                     94.81
                5.29                    5.62                     94.13
                5.27                    5.51                     95.64
                5.12                    5.30                     96.60
                5.00                    4.93                    101.42
                4.74                    4.67                    101.50

Source: Municipal Market Data -- A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance

For the six-month period ended September 30, 2002, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust III (OIC) increased from $9.32 to $9.44 per

Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

share. Based on this change plus the reinvestment of tax-free dividends totaling $0.285 per share, the Fund's total NAV return was 4.55 percent. OIC's value on the New York Stock Exchange (NYSE) decreased from $8.72 to $8.71 per share during the same period. Based on this change plus the reinvestment of tax-free dividends, OIC's total market return was 3.10 percent. OIC's share price was trading at a 7.73 percent discount to its NAV on September 30, 2002.

Monthly dividends for the fourth quarter of 2002, declared in September, were unchanged at $0.0475 per share. Dividends reflect the Fund's current and projected earnings level. The Fund's level of undistributed net investment income was $0.133 per share on September 30, 2002.

Portfolio Structure

The Fund's net assets of $89 million were diversified among 11 long-term sectors and 63 credits. At the end of September, the portfolio's average maturity and call protection were 20 years and 6 years, respectively. Average duration, a measure of sensitivity to interest-rate changes, was 6.8 years. Generally bonds with longer durations have the greater volatility. One nonaccruing credit was sold and all holdings are currently accruing interest. Three credits, representing 4.2 percent of net assets, were accruing income but may have difficulty with future debt service payments. The accompanying charts provide additional current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional redemption provisions are also shown by year of the call and their respective cost (book) yields.

Looking Ahead

The Federal Reserve Board's cautious approach toward eventual rate tightening earlier in the year helped stabilize the fixed-income markets. In fact, the Fed's current willingness to be accomodative resulted in a major bond rally in both the second and third calendar quarters. We believe that the yields available on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offers a significant advantage. As mentioned in previous reports, the Fund's credit exposure in the municipal high-yield category will continue to be managed with a preference for better-than-average quality within the nonrated category.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

We appreciate your ongoing support of Morgan Stanley Municipal Income Opportunities Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued

[LARGEST SECTORS BAR GRAPH]

LARGEST SECTORS AS OF SEPTEMBER 30, 2002
(% OF NET ASSETS)

HOSPITAL                                                                          19%
IDR/PCR*                                                                          16%
RETIREMENT & LIFE CARE FACILITIES                                                 16%
RECREATIONAL FACILITIES                                                           14%
NURSING & HEALTH                                                                  10%
MORTGAGE                                                                           9%
EDUCATION                                                                          7%

*    INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF SEPTEMBER 30, 2002
(% OF LONG-TERM PORTFOLIO)

Aaa or AAA                          7%
Aa or AA                            1%
A or A                              4%
Baa or BBB                         29%
Ba or BB                            4%
NR                                 55%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[DISTRIBUTION BY MATURITY BAR GRAPH]

                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)

                                                            WEIGHTED AVERAGE
                                                            MATURITY: 20 YEARS

1-5 YEARS                                                        1.2%
5-10 YEARS                                                      16.9%
10-15 YEARS                                                     11.1%
15-20 YEARS                                                     10.8%
20-30 YEARS                                                     55.9%
30+ YEARS                                                        4.1%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2002 continued



                     CALL AND COST (BOOK) YIELD STRUCTURE
                        (BASED ON LONG-TERM PORTFOLIO)
                              SEPTEMBER 30, 2002

[BAR GRAPH]
                                                         WEIGHTED AVERAGE
                                                     CALL PROTECTION:  6 YEARS


                                PERCENT CALLABLE

YEARS BONDS CALLABLE

2002                                                               14%
2003                                                                3%
2004                                                                5%
2005                                                                7%
2006                                                                7%
2007                                                                2%
2008                                                                9%
2009                                                               10%
2010                                                               14%
2011                                                               10%
2012+                                                              19%




[BAR GRAPH]

                                                            WEIGHTED AVERAGE
                                                            BOOK YIELD: 6.6%
                               COST (BOOK) YIELD*


2002                                                                  7.9%
2003                                                                  8.0%
2004                                                                  6.7%
2005                                                                  6.9%
2006                                                                  8.1%
2007                                                                  6.0%
2008                                                                  6.3%
2009                                                                  6.1%
2010                                                                  6.8%
2011                                                                  7.3%
2012+                                                                 6.6%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 7.9% ON 14% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (97.4%)

            Educational Facilities Revenue (6.6%)
 $   800    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs.....................................................   7.50%   05/01/11    $   877,720
   1,200    San Diego County, California, The Burnham Institute COPs...   6.25    09/01/29      1,267,896
   1,500    Upland, Indiana, Taylor University Ser 2002................   6.25    09/01/28      1,624,650
   2,000    New York City Industrial Development Agency, New York,
              Polytechnic University 2000..............................   6.125   11/01/30      2,092,160
 -------                                                                                      -----------
   5,500                                                                                        5,862,426
 -------                                                                                      -----------
            Hospital Revenue (18.6%)
   1,000    Arizona Health Facilities Authority, John C Lincoln Health
              Network Ser 2002 (WI)....................................   6.375   12/01/37      1,042,510
   1,500    Hawaii Department of Budget & Finance, Wilcox Memorial
              Hospital Ser 1998........................................   5.50    07/01/28      1,460,595
   1,000    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002........................................   6.125   08/01/31      1,023,360
            Massachusetts Health & Educational Facilities Authority,
   1,000      Dana Farber Cancer Institute Ser G-1.....................   6.25    12/01/14      1,068,760
   1,000      Dana Farber Cancer Institute Ser G-1.....................   6.25    12/01/22      1,052,030
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001.....................................................   6.75    10/01/31      1,004,320
   1,285    Henderson, Nevada, Catholic Health Care West Ser 1998 A....   5.125   07/01/28      1,145,295
   1,000    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Association Ser 1998 A.....   6.00    05/01/28        805,730
   1,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994......................   7.25    07/01/27      1,006,990
   1,000    New York City Industrial Development Agency, New York,
              Staten Island University Hospital Ser B..................   6.375   07/01/31      1,024,300
   1,500    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B......................................   6.60    07/01/31      1,490,805
   1,245    Horizon Hospital System Authority, Pennsylvania, Ser
              1996.....................................................   6.35    05/15/16      1,319,887
   1,500    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002.....   6.50    04/15/31      1,565,055
   1,500    Teton County Hospital District, Wyoming, St. Johns Medical
              Center Ser 2002..........................................   6.75    12/01/27      1,502,070
 -------                                                                                      -----------
  16,530                                                                                       16,511,707
 -------                                                                                      -----------
            Industrial Development/Pollution Control Revenue (16.4%)
   1,000    Los Angeles Regional Airports Improvement Corporation,
              California, American Airlines Inc Terminal 4 Ser 2002 C
              (AMT)....................................................   7.50    12/01/24        778,530
   1,305    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser 1991
              (AMT)+...................................................  10.125   09/01/11      1,305,887
   1,000    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C.....   6.30    05/01/16        170,050

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
 $ 1,000    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)...........   6.00%   06/01/27    $   888,580
   3,000    Perry County, Kentucky, TJ International Inc Ser 1994
              (AMT)....................................................   7.00    06/01/24      3,146,220
   1,375    Maryland Industrial Development Financing Authority,
              Medical Waste Associates LP 1989 Ser (AMT)...............   8.75    11/15/10        919,875
   1,000    New Jersey Economic Development Authority, Continental
              Airlines, Inc Ser 1999 (AMT).............................   6.625   09/15/12        722,290
   1,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B........................................................   7.75    05/01/20      1,087,200
     995    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)....................................................   6.65    05/01/10      1,057,715
     925    Lexington County, South Carolina, Ellett Brothers Inc Refg
              Ser 1998.................................................   7.50    09/01/08        911,356
     500    Brazos River Authority, Texas, TXU Electric Refg Ser 2001 C
              (AMT)....................................................   5.75    05/01/36        514,215
   3,000    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade LP Ser 1994 A (AMT)**..............   7.45    01/01/09      3,004,560
 -------                                                                                      -----------
  16,100                                                                                       14,506,478
 -------                                                                                      -----------
            Mortgage Revenue - Multi-Family (5.9%)
            Alexandria Redevelopment & Housing Authority, Virginia,
   1,760      Courthouse Commons Apts Ser 1990 A (AMT).................  10.00    01/01/21      1,750,707
   9,593      Courthouse Commons Apts Ser 1990 B (AMT).................   0.00    01/01/21      1,438,905
   2,065    Washington Housing Finance Commission, FNMA Collateralized
              Refg Ser 1990 A..........................................   7.50    07/01/23      2,071,195
 -------                                                                                      -----------
  13,418                                                                                        5,260,807
 -------                                                                                      -----------
            Mortgage Revenue - Single Family (3.5%)
     900    Colorado Housing Finance Authority, 1998 Ser B-2 (AMT).....   7.25    10/01/31        970,929
   1,980    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)....................................................   6.45    09/01/29      2,105,710
 -------                                                                                      -----------
   2,880                                                                                        3,076,639
 -------                                                                                      -----------
            Nursing & Health Related Facilities Revenue (9.7%)
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Ser 1999.....................   6.75    04/01/34      1,500,000
   1,000    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996................................   9.25    07/01/25      1,199,610
   1,400    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993.........   8.375   10/01/13      1,459,612
   2,105    Massachusetts Development Finance Agency, Kennedy-Donovan
              Center Inc 1990 Issue....................................   7.50    06/01/10      2,227,679
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999......................   6.20    06/01/29        897,210
   1,790    Hurricane, Utah, Mission Health Service Ser 1990...........  10.50    07/01/20      1,310,495
 -------                                                                                      -----------
   9,295                                                                                        8,594,606
 -------                                                                                      -----------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (13.7%)
 $ 1,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A..................................   6.25%   01/01/30    $ 1,003,350
   1,300    San Diego County, California, San Diego Natural History
              Museum COPs..............................................   5.60    02/01/18      1,355,419
   3,250    Metropolitan Football Stadium District, Colorado, Sales Tax
              Ser 1999 A (MBIA)........................................   0.00    01/01/10      2,521,513
     500    Mashantucket (Western) Pequot Tribe, Connecticut, Special
              1996 Ser A (a)...........................................   6.40    09/01/11        546,705
   1,500    Mohegan Tribe of Indians of Connecticut, Gaming Authority
              Ser 2001.................................................   6.25    01/01/31      1,577,250
   1,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A..................................   7.375   01/01/32      1,031,040
   3,000    Saint Louis Industrial Development Authority, Missouri,
              Kiel Center Refg Ser 1992 (AMT)..........................   7.75    12/01/13      3,064,380
   1,000    Austin Convention Enterprises Inc, Texas, Convention Center
              Ser 2000 A...............................................   6.70    01/01/32      1,027,250
 -------                                                                                      -----------
  12,550                                                                                       12,126,907
 -------                                                                                      -----------
            Retirement & Life Care Facilities Revenue (16.0%)
   2,000    St Johns Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A......................................   8.00    01/01/30      1,999,860
   1,425    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A...................................   5.625   07/01/15      1,351,556
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A.......................   7.25    11/15/31      1,007,210
   1,000      Franciscan Oaks Ser 1997.................................   5.70    10/01/17        914,220
   1,000      Franciscan Oaks Ser 1997.................................   5.75    10/01/23        877,430
     500      The Presbyterian Home at Montgomery Ser 2001 A...........   6.375   11/01/31        508,030
     990    Glen Cove Housing Authority, New York, Mayfair at Glen Cove
              Ser 1996 (AMT)...........................................   8.25    10/01/26      1,067,725
   1,000    Lorain County, Ohio, Laurel Lakes Ser 1993.................   7.30    12/15/14      1,013,480
   1,000    Bexar County Health Facilities Development Corporation,
              Texas, Army Retirement Residence Ser 2002................   6.30    07/01/32      1,019,750
   2,957    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998.....................   6.50    01/01/28      2,949,740
   1,750    Wisconsin Health & Educational Facilities Authority,
              Oakwood Ser 1998.........................................   5.90    08/15/28      1,486,328
 -------                                                                                      -----------
  14,622                                                                                       14,195,329
 -------                                                                                      -----------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Tax Allocation Revenue (3.4%)
 $ 1,000    Capistrano Unified School District, California, Community
              Facilities District #98-2 Ladera Ser 1999 Special Tax....   5.75%   09/01/29    $ 1,021,630
            Elk Valley Public Improvement Corporation, Colorado
     500      Ser 2001 A...............................................   7.30    09/01/22        499,435
     500      Ser 2001 A...............................................   7.35    09/01/31        499,360
   1,000    Des Peres, Missouri, West County Center Ser 2002...........   5.75    04/15/20      1,002,880
 -------                                                                                      -----------
   3,000                                                                                        3,023,305
 -------                                                                                      -----------
            Transportation Facilities Revenue (2.4%)
     960    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac).......................................   5.85    10/01/13      1,125,734
   1,000    Nevada Department of Business and Industry, Las Vegas
              Monorail 2nd Tier Ser 2000...............................   7.375   01/01/40        967,860
 -------                                                                                      -----------
   1,960                                                                                        2,093,594
 -------                                                                                      -----------
            Water & Sewer Revenue (1.2%)
   1,000    Northern Palm Beach County Improvement District, Florida,
              Water Control & Improvement #9A Ser 1996 A...............   7.30    08/01/27      1,072,450
 -------                                                                                      -----------
  96,855    Total Tax-Exempt Municipal Bonds (Cost $86,434,578)............................    86,324,248
 -------                                                                                      -----------
            Short-Term Tax-Exempt Municipal Obligations (1.5%)
     100    Missouri Health & Educational Facilities Authority, Cox
              Health Ser 1997 (MBIA) (Demand 10/01/02).................   2.00*   06/01/15        100,000
     900    South Fork Municipal Authority, Pennsylvania, Conemaugh
              Health Ser A 1998 (MBIA) (Demand 10/01/02)...............   2.00*   07/01/28        900,000
     300    Lincoln County, Wyoming, Exxon Corp Ser 1984 C (Demand
              10/01/02)................................................   1.90*   11/01/14        300,000
 -------                                                                                      -----------
   1,300    Total Short-Term Tax-Exempt Municipal Obligations (Cost $1,300,000)............     1,300,000
 -------                                                                                      -----------

 $98,155    Total Investments (Cost $87,734,578) (b)....................    98.9%     87,624,248
 =======
            Other Assets in Excess of Liabilities.......................     1.1         981,345
                                                                           -----     -----------
            Net Assets..................................................   100.0%    $88,605,593
                                                                           =====     ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
    WI      Security purchased on a "when-issued" basis.
    *       Current coupon of variable rate demand obligation.
    **      A portion of this security is segregated in connection with the purchase of a "when-issued" security.
    +       Joint exemption in locations shown.
   (a)      Resale is restricted to qualified institutional investors.
   (b)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $3,059,677 and
            the aggregate gross unrealized depreciation is $3,170,007, resulting in net unrealized depreciation of $110,330.
Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Arizona................     1.2%
California.............     7.1
Colorado...............     5.1
Connecticut............     2.4
District of Columbia...     1.5
Florida................     6.4
Hawaii.................     1.7
Illinois...............     2.6
Indiana................     3.0
Iowa...................     2.4
Kansas.................     1.2
Kentucky...............     3.6
Louisiana..............     1.6
Maryland...............     1.0
Massachusetts..........     6.4
Missouri...............     5.8
Nevada.................     2.4
New Hampshire..........     0.9
New Jersey.............     5.7
New York...............     5.7
Ohio...................     1.1
Oklahoma...............     1.7
Pennsylvania...........     4.9
South Carolina.........     1.0
Tennessee..............     1.8
Texas..................     2.9
Utah...................     1.5
Virginia...............    11.8
Washington.............     2.3
Wisconsin..............     1.7
Wyoming................     2.0
Joint Exemption*.......    (1.5)
                          -----
Total..................    98.9%
                          =====

---------------------
* Joint exemptions have been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $87,734,578)........................................  $87,624,248
Cash........................................................      167,492
Receivable for:
    Interest................................................    1,699,370
    Investments sold........................................      320,000
Prepaid expenses............................................        5,865
                                                              -----------
    Total Assets............................................   89,816,975
                                                              -----------
Liabilities:
Payable for:
    Investments purchased...................................    1,044,034
    Investment advisory fee.................................       37,627
    Administration fee......................................       22,576
    Shares of beneficial interest repurchased...............        8,780
Accrued expenses............................................       98,365
                                                              -----------
    Total Liabilities.......................................    1,211,382
                                                              -----------
    Net Assets..............................................  $88,605,593
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $88,875,318
Net unrealized depreciation.................................     (110,330)
Accumulated undistributed net investment income.............    1,247,094
Accumulated net realized loss...............................   (1,406,489)
                                                              -----------
    Net Assets..............................................  $88,605,593
                                                              ===========
Net Asset Value Per Share
  9,382,173 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................        $9.44
                                                                    =====

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended September 30, 2002 (unaudited)

Net Investment Income:

Interest Income.............................................  $3,124,357
                                                              ----------
Expenses
Investment advisory fee.....................................     222,043
Administration fee..........................................     133,226
Professional fees...........................................      23,342
Shareholder reports and notices.............................      13,732
Transfer agent fees and expenses............................      13,133
Trustees' fees and expenses.................................       9,778
Registration fees...........................................       5,528
Custodian fees..............................................       3,346
Other.......................................................       5,455
                                                              ----------
    Total Expenses..........................................     429,583
Less: expense offset........................................      (3,330)
                                                              ----------
    Net Expenses............................................     426,253
                                                              ----------
    Net Investment Income...................................   2,698,104
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................    (565,306)
Net change in unrealized depreciation.......................   1,642,280
                                                              ----------
    Net Gain................................................   1,076,974
                                                              ----------
Net Increase................................................  $3,775,078
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX         FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2002   MARCH 31, 2002
                                                                 -----------        -----------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................     $ 2,698,104        $ 5,455,570
Net realized loss...........................................        (565,306)          (619,418)
Net change in unrealized depreciation.......................       1,642,280           (475,574)
                                                                 -----------        -----------
    Net Increase............................................       3,775,078          4,360,578
                                                                 -----------        -----------
Dividends and Distributions to Shareholders from:
Net investment income.......................................      (2,686,791)        (5,438,980)
Net realized gain*..........................................        --                 (517,592)
                                                                 -----------        -----------
    Total Dividends and Distributions.......................      (2,686,791)        (5,956,572)
                                                                 -----------        -----------

Decrease from transactions in shares of beneficial
  interest..................................................        (753,483)        (1,557,379)
                                                                 -----------        -----------

    Net Increase (Decrease).................................         334,804         (3,153,373)
Net Assets:
Beginning of period.........................................      88,270,789         91,424,162
                                                                 -----------        -----------
End of Period
(Including accumulated undistributed net investment income
of $1,247,094 and $1,235,781, respectively).................     $88,605,593        $88,270,789
                                                                 ===========        ===========

---------------------
* Includes short-term gains of:                                     --              $    61,233
                                                                 ===========        ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust III (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor") the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2002 aggregated $4,469,760 and $4,680,947, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At September 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $8,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED) continued

compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 2002, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,719. At September 30, 2002, the Fund had an accrued pension liability of $55,726 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                          PAR VALUE    EXCESS OF
                                                               SHARES     OF SHARES    PAR VALUE
                                                              ---------   ---------   -----------
Balance, March 31, 2001.....................................  9,640,973    $96,410    $91,089,770
Treasury shares purchased and retired (weighted average
  discount 5.55%)*..........................................   (173,800)    (1,738)    (1,555,641)
                                                              ---------    -------    -----------
Balance, March 31, 2002.....................................  9,467,173     94,672     89,534,129
Treasury shares purchased and retired (weighted average
  discount 5.35%)*..........................................    (85,000)      (850)      (752,633)
                                                              ---------    -------    -----------
Balance, September 30, 2002.................................  9,382,173    $93,822    $88,781,496
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

On September 24, 2002, the Fund declared the following dividends from net investment income:

 AMOUNT         RECORD            PAYABLE
PER SHARE        DATE              DATE
---------  ----------------  -----------------
 $0.0475   October 4, 2002   October 18, 2002
 $0.0475   November 8, 2002  November 22, 2002
 $0.0475   December 6, 2002  December 20, 2002

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At September 30, 2002, the Fund did not hold positions in residual interest bonds.

Morgan Stanley Municipal Income Opportunities Trust III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                       FOR THE YEAR ENDED MARCH 31
                                                 MONTHS ENDED        ---------------------------------------------------------
                                              SEPTEMBER 30, 2002      2002       2001        2000         1999          1998
                                              ------------------     -------   -------     -------      --------      --------
                                                 (unaudited)
Selected Per Share Data:

Net asset value, beginning of period........    $  9.32             $  9.48     $  9.34      $  9.99     $  10.02     $   9.69
                                                 ------              ------      ------       ------       ------       ------

Income (loss) from investment operations:
    Net investment income *.................       0.29                0.57        0.57         0.57         0.58         0.61
    Net realized and unrealized gain
      (loss)................................       0.12               (0.12)       0.11        (0.75)       (0.02)        0.40
                                                 ------              ------      ------       ------       ------       ------

Total income (loss) from investment
  operations................................       0.41                0.45        0.68        (0.18)        0.56         1.01
                                                 ------              ------      ------       ------       ------       ------

Less dividends and distributions from:
    Net investment income...................      (0.29)              (0.57)      (0.56)       (0.54)       (0.59)       (0.68)
    Net realized gain.......................       0.00               (0.05)      (0.01)       (0.01)          --           --
                                                 ------              ------      ------       ------       ------       ------

Total dividends and distributions...........      (0.29)              (0.62)      (0.57)       (0.55)       (0.59)       (0.68)
                                                 ------              ------      ------       ------       ------       ------

Anti-dilutive effect of acquiring treasury
  shares*...................................       0.00                0.01        0.03         0.08           --           --
                                                 ------              ------      ------       ------       ------       ------

Net asset value, end of period..............    $  9.44             $  9.32     $  9.48      $  9.34     $   9.99     $  10.02
                                                 ======              ======      ======       ======       ======       ======

Market value, end of period.................    $  8.71             $  8.72     $  8.85      $ 7.688     $  9.313     $  9.875
                                                 ======              ======      ======       ======       ======       ======

Total Return+...............................       3.10%(1)            5.56%      23.09%      (11.87)%       0.11%        5.41%

Ratios to Average Net Assets:
Expenses....................................       0.97%(2)(3)         0.99%(3)    0.97%(3)     0.99%(3)     1.02%(3)     1.01%(3)

Net investment income.......................       6.08%(2)            6.02%       6.05%        5.89%        5.83%        6.14%

Supplemental Data:
Net assets, end of period, in thousands.....    $88,606             $88,271     $91,424      $92,672     $105,068     $105,909

Portfolio turnover rate.....................          5%(1)              18%         14%          20%          20%          11%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

MORGAN STANLEY



MORGAN STANLEY

MORGAN STANLEY
MUNICIPAL INCOME
OPPORTUNITIES TRUST III

Semiannual Report
September 30, 2002

38513RPT-8790J02-AP-10/02